OTHER ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
Other Administrative Expenses
Other administrative expenses

	R$ thousands
	Year ended December 31
	2022	2021	2020
Outsourced services	(5,072,470)	(4,853,582)	(4,768,664)
Communication	(1,101,727)	(1,253,156)	(1,333,127)
Data processing	(2,160,503)	(2,248,464)	(2,150,048)
Advertising and marketing	(1,870,379)	(1,340,104)	(1,052,083)
Asset maintenance	(1,405,984)	(1,304,469)	(1,299,441)
Financial system	(1,561,041)	(1,142,628)	(1,119,697)
Rental	(122,987)	(151,838)	(142,448)
Security and surveillance	(582,261)	(581,656)	(698,206)
Transport	(780,222)	(703,416)	(651,238)
Water, electricity and gas	(358,376)	(356,177)	(373,056)
Advances to FGC (Deposit Guarantee Association)	(714,721)	(670,854)	(588,093)
Supplies	(113,748)	(109,666)	(139,371)
Travel	(91,414)	(33,982)	(77,433)
Other	(1,574,686)	(1,243,163)	(1,091,221)
Total	(17,510,519)	(15,993,155)	(15,484,126)